REVENUE RECOGNITION	9 Months Ended
Sep. 30, 2018
Revenue from Contract with Customer [Abstract]
REVENUE RECOGNITION
9)	REVENUE RECOGNITION

See “Revenue Recognition” in Note 2 for descriptions of revenues presented in the table below. The adoption of ASC 606 had no significant impact on revenue recognition during the first nine months of 2018, except for the recognition of $49 million of performance fees from two hedge funds in liquidation that is not probable of significant reversal, that under the previous revenue accounting standard would not be recognized until final liquidation.

The table below presents the revenues recognized during the nine months ended September 30, 2018 and 2017, disaggregated by category:

	Nine Months Ended September 30,
	2018	2017
	(in millions)
Investment management, advisory and service fees:
Base fees	$2,178	$2,010
Performance-based fees	83	25
Research services	324	331
Distribution services	547	515
Other revenues:
Shareholder services	58	56
Other	16	13

Total investment management and service fees	$3,206	$2,950

Other income	$354	$309